Contracts with Customers (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 658,638	$ 110,210	$ 848,070	$ 214,350	$ 494,375	$ 282,145
Domestic Physicians [Member]
Disaggregation of Revenue [Line Items]
Revenue			490,927	214,350
Domestic Licensing & Distribution Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 357,143	$ 0